Stock Options - Additional Information (Detail) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected life of stock options issued		3 years 6 months	3 years 6 months
Stock options vesting periods		3 years	3 years
Stock options grant expirations periods		4 years	4 years
Weighted average volatility rate of common share price			58.60%
Cash dividend on common shares			$ 0
Dividend yield			0.00%
Stock options exercised		0	0
Compensation expenses for stock options granted using fair-value method	$ 121,986	$ 312,638	$ 2,585,000	$ 1,938,000
Compensation expenses for stock options granted using fair-value method			$ 380,000
Predecessor
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average volatility rate of common share price		58.60%
Cash dividend on common shares		$ 0
Dividend yield		0.00%